Quarterly Report
March 31, 2024
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.9%
Aerospace & Defense – 2.5%
Boeing Co., 2.196%, 2/04/2026	$288,000	$269,625
Boeing Co., 5.15%, 5/01/2030	473,000	457,631
Boeing Co., 5.805%, 5/01/2050	1,095,000	1,036,010
General Dynamics Corp., 3.625%, 4/01/2030	488,000	458,718
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	373,000	375,661
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	298,000	299,873
TransDigm, Inc., 6.875%, 12/15/2030 (n)	621,000	633,044
		$3,530,562
Apparel Manufacturers – 0.4%
Tapestry, Inc., 7%, 11/27/2026	$225,000	$231,823
Tapestry, Inc., 4.125%, 7/15/2027	95,000	90,669
Tapestry, Inc., 3.05%, 3/15/2032	227,000	186,414
		$508,906
Asset-Backed & Securitized – 3.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.015%, 11/15/2054 (i)	$3,824,652	$180,279
ACREC 2021-FL1 Ltd., “A”, FLR, 6.591% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	545,970	542,684
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.139% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	175,000	172,461
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	131,533	131,222
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.045% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	35,531	55,098
BDS 2021-FL7 Ltd., “B”, FLR, 6.941% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	163,500	160,372
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.258%, 7/15/2054 (i)	6,998,202	414,036
JPMorgan Chase Commercial Mortgage Securities Corp., 5.71%, 7/15/2042 (n)	4,275	3,723
KREF 2018-FT1 Ltd., “A”, FLR, 6.509% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	288,000	282,651
KREF 2018-FT1 Ltd., “AS”, FLR, 6.739% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	316,500	304,840
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	293,906	294,185
MF1 2022-FL8 Ltd., “A”, FLR, 6.676% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	482,844	479,839
OBX Trust, 2023-NQM5, “A1”, 5.988%, 3/25/2028 (n)	176,692	176,674
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	141,927	141,576
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	189,410	189,513
PFP III 2021-8 Ltd., “A”, FLR, 6.439% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	161,176	159,898
PFP III 2021-8 Ltd., “AS”, FLR, 6.689% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	603,000	586,207
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.443% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038 (z)	102,403	102,103
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	282,000	283,246
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	80,688	80,590
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	171,000	168,609
		$4,909,806
Automotive – 1.3%
Cummins, Inc., 5.15%, 2/20/2034	$243,000	$245,251
Cummins, Inc., 5.45%, 2/20/2054	234,000	239,233
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	263,000	263,972
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	260,000	253,685
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	295,000	296,174
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	260,000	252,414
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	252,000	261,910
		$1,812,639
Broadcasting – 1.5%
Discovery Communications LLC, 5.3%, 5/15/2049	$228,000	$191,543
Prosus N.V., 4.193%, 1/19/2032	200,000	173,662
Prosus N.V., 3.832%, 2/08/2051 (n)	437,000	268,972
Walt Disney Co., 3.5%, 5/13/2040	961,000	789,980
Walt Disney Co., 4.75%, 9/15/2044	72,000	67,613
Walt Disney Co., 3.6%, 1/13/2051	430,000	333,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	$238,000	$212,591
		$2,037,470
Brokerage & Asset Managers – 1.8%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$542,000	$440,489
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	246,000	249,735
Charles Schwab Corp., 1.95%, 12/01/2031	248,000	199,305
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	363,000	378,680
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	407,000	390,591
LPL Holdings, Inc., 6.75%, 11/17/2028	127,000	133,008
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	530,000	482,375
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)	200,000	201,261
		$2,475,444
Building – 0.4%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/2031 (n)	$190,000	$197,484
Vulcan Materials Co., 3.5%, 6/01/2030	281,000	257,547
Vulcan Materials Co., 4.5%, 6/15/2047	162,000	140,834
		$595,865
Business Services – 0.7%
Fiserv, Inc., 2.25%, 6/01/2027	$374,000	$343,565
Fiserv, Inc., 4.4%, 7/01/2049	364,000	308,814
Visa, Inc., 3.65%, 9/15/2047	314,000	253,346
		$905,725
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$358,000	$288,464
Comcast Corp., 2.8%, 1/15/2051	409,000	261,688
Comcast Corp., 2.887%, 11/01/2051	310,000	201,228
Cox Communications, Inc., 5.7%, 6/15/2033 (n)	525,000	531,268
Cox Communications, Inc., 4.5%, 6/30/2043 (n)	104,000	85,978
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	526,000	459,812
		$1,828,438
Chemicals – 0.4%
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	$579,000	$539,350
Computer Software – 0.8%
Cisco Systems, Inc., 5.5%, 1/15/2040	$262,000	$275,735
Microsoft Corp., 2.525%, 6/01/2050	124,000	81,488
Microsoft Corp., 2.5%, 9/15/2050 (n)	487,000	314,589
Oracle Corp., 5.55%, 2/06/2053	475,000	464,661
		$1,136,473
Computer Software - Systems – 0.3%
Apple, Inc., 2.7%, 8/05/2051	$727,000	$481,149
Conglomerates – 1.5%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$408,000	$411,246
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	348,000	352,790
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	325,000	332,705
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	303,000	314,249
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	267,000	259,306
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	233,000	229,179
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	257,000	260,324
		$2,159,799

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.0%
Kenvue, Inc., 5%, 3/22/2030	$263,000	$265,746
Kenvue, Inc., 5.1%, 3/22/2043	323,000	321,222
Kenvue, Inc., 5.05%, 3/22/2053	299,000	292,796
Mattel, Inc., 3.75%, 4/01/2029 (n)	497,000	457,529
		$1,337,293
Consumer Services – 0.8%
Booking Holdings, Inc., 3.6%, 6/01/2026	$210,000	$203,931
CBRE Group, Inc., 5.95%, 8/15/2034	859,000	881,575
		$1,085,506
Electronics – 1.6%
Intel Corp., 5.7%, 2/10/2053	$545,000	$563,380
Lam Research Corp., 1.9%, 6/15/2030	151,000	127,644
Lam Research Corp., 4.875%, 3/15/2049	292,000	278,077
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	326,000	272,946
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	108,000	105,665
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	450,000	409,566
SK hynix, Inc., 6.25%, 1/17/2026	302,000	305,336
SK hynix, Inc., 5.5%, 1/16/2027 (n)	233,000	232,976
		$2,295,590
Emerging Market Quasi-Sovereign – 0.2%
Qatar Petroleum, 3.125%, 7/12/2041 (n)	$451,000	$335,995
Emerging Market Sovereign – 0.3%
United Mexican States, 6.338%, 5/04/2053	$476,000	$469,620
Energy - Independent – 2.2%
EQT Corp., 5.7%, 4/01/2028	$112,000	$113,046
EQT Corp., 3.625%, 5/15/2031 (n)	382,000	336,202
Occidental Petroleum Corp., 6.125%, 1/01/2031	245,000	253,724
Occidental Petroleum Corp., 4.4%, 4/15/2046	526,000	429,067
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	408,000	423,265
Pioneer Natural Resources Co., 5.1%, 3/29/2026	242,700	242,394
Pioneer Natural Resources Co., 1.9%, 8/15/2030	94,000	78,964
Pioneer Natural Resources Co., 2.15%, 1/15/2031	684,000	575,477
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	539,000	570,034
		$3,022,173
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$297,000	$247,797
BP Capital Markets America, Inc., 3.001%, 3/17/2052	427,000	289,138
		$536,935
Entertainment – 0.4%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$566,000	$546,215
Financial Institutions – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$232,000	$219,408
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	208,000	200,883
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	306,000	273,793
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	442,478	420,853
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	265,000	280,270
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	237,000	241,226
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	324,000	329,414
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	313,000	312,246
		$2,278,093

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 4.4%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$177,000	$164,496
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	444,000	409,598
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	669,000	663,371
Campbell Soup Co., 5.2%, 3/21/2029	292,000	293,399
Campbell Soup Co., 2.375%, 4/24/2030	105,000	89,900
Constellation Brands, Inc., 2.25%, 8/01/2031	330,000	272,575
Constellation Brands, Inc., 4.75%, 5/09/2032	237,000	231,529
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	186,054
Diageo Capital PLC, 2.375%, 10/24/2029	364,000	321,565
Diageo Capital PLC, 5.625%, 10/05/2033	249,000	261,917
JBS USA Food Co., 6.5%, 12/01/2052	366,000	361,645
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	165,000	162,610
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	372,000	321,640
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	327,000	318,884
Kraft Heinz Foods Co., 4.875%, 10/01/2049	149,000	134,834
Kraft Heinz Foods Co., 5.5%, 6/01/2050	648,000	640,292
Mars, Inc., 4.55%, 4/20/2028 (n)	685,000	678,161
SYSCO Corp., 2.45%, 12/14/2031	159,000	132,692
SYSCO Corp., 4.45%, 3/15/2048	320,000	272,141
Viterra Finance B.V., 3.2%, 4/21/2031 (n)	312,000	270,097
		$6,187,400
Gaming & Lodging – 1.2%
Marriott International, Inc., 4%, 4/15/2028	$211,000	$202,911
Marriott International, Inc., 2.85%, 4/15/2031	392,000	338,117
Sands China Ltd., 2.85%, 3/08/2029	200,000	173,833
Sands China Ltd., 3.25%, 8/08/2031	314,000	262,713
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	228,000	219,214
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	472,000	451,832
		$1,648,620
Insurance – 1.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$686,000	$617,004
Corebridge Financial, Inc., 4.35%, 4/05/2042	96,000	81,029
Equitable Holdings, Inc., 5.594%, 1/11/2033	41,000	41,429
Lincoln National Corp. , 5.852%, 3/15/2034	683,000	674,232
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	547,000	550,734
Unum Group, 4.125%, 6/15/2051	24,000	18,144
		$1,982,572
Insurance - Health – 1.0%
Humana, Inc., 4.95%, 10/01/2044	$291,000	$264,479
Humana, Inc., 5.5%, 3/15/2053	93,000	90,490
UnitedHealth Group, Inc., 5.3%, 2/15/2030	262,000	268,238
UnitedHealth Group, Inc., 4.625%, 7/15/2035	383,000	372,570
UnitedHealth Group, Inc., 5.875%, 2/15/2053	391,000	423,024
		$1,418,801
Insurance - Property & Casualty – 2.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$165,000	$166,165
American International Group, Inc., 5.125%, 3/27/2033	412,000	409,706
Aon North America, Inc., 5.75%, 3/01/2054	374,000	383,426
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	437,000	469,937
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	378,000	429,156
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	345,000	299,958
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	177,000	176,821
Fairfax Financial Holdings Ltd., 6%, 12/07/2033 (n)	323,000	329,470
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)	349,000	356,016

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	$460,000	$463,803
		$3,484,458
International Market Quasi-Sovereign – 0.8%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$499,000	$515,327
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	699,000	565,379
		$1,080,706
International Market Sovereign – 0.5%
Government of Bermuda, 5%, 7/15/2032 (n)	$783,000	$753,246
Machinery & Tools – 1.5%
AGCO Corp. , 5.8%, 3/21/2034	$290,000	$293,620
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	400,000	393,353
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	200,000	202,234
CNH Industrial Capital LLC, 5.5%, 1/12/2029	481,000	487,891
CNH Industrial N.V., 3.85%, 11/15/2027	701,000	673,155
		$2,050,253
Major Banks – 16.4%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$679,000	$662,836
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	351,000	329,287
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	501,000	513,695
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	260,000	220,077
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	493,000	511,325
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	651,000	541,352
Capital One Financial Corp., 6.312% to 6/08/2028, FLR (SOFR - 1 day + 2.640%) to 6/08/2029	262,000	269,351
Comerica, Inc., 5.982% to 1/30/2029, FLR (SOFR - 1 day + 2.155%) to 1/30/2030	416,000	410,998
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	631,000	568,201
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	280,000	203,989
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	888,000	822,939
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	499,000	502,188
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	362,000	361,474
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	483,000	496,731
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	908,000	758,505
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	407,000	416,569
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	624,000	636,684
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	512,000	500,183
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,244,000	1,035,141
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	246,000	246,961
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	785,000	785,644
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	423,000	387,178
Mizuho Financial Group, 5.754%, 5/27/2034	464,000	475,708
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	935,000	866,245
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	235,000	237,061
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	277,000	268,251
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	150,000	137,569
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	268,000	268,831
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	673,000	569,205
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	298,000	299,429
NatWest Group PLC, 5.583%, 3/01/2028	297,000	298,495
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	721,000	657,895
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	290,000	290,331
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	503,000	507,581
Royal Bank of Canada, 2.3%, 11/03/2031	646,000	536,837
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	854,000	685,059
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	636,000	641,221
Toronto-Dominion Bank, 4.108%, 6/08/2027	336,000	327,065
Toronto-Dominion Bank, 4.693%, 9/15/2027	647,000	640,831

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	$1,128,000	$1,003,338
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	900,000	740,089
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	200,000	225,707
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	700,000	666,691
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	185,516
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	547,000	536,858
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	342,000	346,053
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	256,000	222,113
		$22,815,287
Medical & Health Technology & Services – 2.8%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$793,000	$684,667
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	230,000	179,121
Becton, Dickinson and Co., 2.823%, 5/20/2030	139,000	122,653
Becton, Dickinson and Co., 4.298%, 8/22/2032	126,000	119,560
Becton, Dickinson and Co., 4.685%, 12/15/2044	286,000	258,980
CVS Health Corp., 5%, 2/20/2026	268,000	267,064
CVS Health Corp., 5.625%, 2/21/2053	358,000	351,578
HCA, Inc., 5.2%, 6/01/2028	136,000	136,385
HCA, Inc., 5.875%, 2/01/2029	396,000	404,886
IQVIA Holdings, Inc., 6.25%, 2/01/2029	394,000	409,100
Marin General Hospital, 7.242%, 8/01/2045	272,000	295,110
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	389,000	391,785
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	177,000	145,820
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	243,000	177,730
		$3,944,439
Medical Equipment – 0.2%
Danaher Corp., 2.6%, 10/01/2050	$518,000	$328,314
Metals & Mining – 1.3%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$389,000	$345,714
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	559,000	499,448
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	279,000	266,137
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	139,000	118,769
Novelis Corp., 4.75%, 1/30/2030 (n)	611,000	563,723
		$1,793,791
Midstream – 4.2%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$105,000	$106,147
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	155,000	166,329
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	608,000	658,722
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084	472,000	512,844
Energy Transfer LP, 4%, 10/01/2027	285,000	273,911
Energy Transfer LP, 5.95%, 5/15/2054	262,000	261,462
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	524,000	511,574
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	277,000	259,727
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	882,609	827,364
Plains All American Pipeline LP, 4.65%, 10/15/2025	474,000	467,562
Plains All American Pipeline LP, 3.55%, 12/15/2029	354,000	324,862
Plains All American Pipeline LP, 4.9%, 2/15/2045	280,000	243,642
Targa Resources Corp., 4.2%, 2/01/2033	374,000	340,975
Targa Resources Corp., 4.95%, 4/15/2052	551,000	482,752
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	140,000	140,849
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	158,000	140,494
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	173,000	186,470
		$5,905,686

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$340,000	$286,324
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$495,000	$463,840
Oils – 0.7%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$704,507	$637,806
Puma International Financing S.A., 5%, 1/24/2026	306,000	296,622
		$934,428
Other Banks & Diversified Financials – 4.4%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$778,000	$811,038
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	200,000	200,561
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	541,000	560,514
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	406,000	408,006
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	200,000	199,884
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	610,000	651,981
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	348,000	374,853
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)	250,000	283,640
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	153,000	161,363
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032	205,000	204,505
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	147,000	136,664
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	473,000	454,006
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	131,000	133,671
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	318,000	332,689
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	265,000	255,328
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	633,000	675,032
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	250,000	251,079
		$6,094,814
Pharmaceuticals – 2.6%
AbbVie, Inc., 4.95%, 3/15/2031	$363,000	$365,590
AbbVie, Inc., 5.35%, 3/15/2044	217,000	221,264
AbbVie, Inc., 5.4%, 3/15/2054	271,000	278,939
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	200,000	201,653
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	247,000	251,303
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	231,000	236,410
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	291,000	299,260
Merck & Co., Inc., 2.75%, 12/10/2051	296,000	193,512
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	285,000	283,357
Pfizer, Inc., 2.55%, 5/28/2040	296,000	211,444
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	660,000	675,981
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	344,000	356,506
		$3,575,219
Pollution Control – 0.8%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$447,000	$409,449
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	194,000	198,814
Waste Management, Inc., 4.625%, 2/15/2033	521,000	509,989
		$1,118,252
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$437,000	$400,982
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	545,000	547,344
		$948,326

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.6%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$466,000	$461,910
Canadian Pacific Railway Co., 3.1%, 12/02/2051	558,000	385,046
		$846,956
Real Estate - Office – 1.2%
Boston Properties LP, REIT, 4.5%, 12/01/2028	$29,000	$27,594
Boston Properties LP, REIT, 2.45%, 10/01/2033	133,000	100,173
Boston Properties, Inc., REIT, 3.65%, 2/01/2026	377,000	363,255
Corporate Office Property LP, REIT, 2%, 1/15/2029	863,000	723,542
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	531,000	438,037
		$1,652,601
Real Estate - Other – 1.9%
EPR Properties, REIT, 3.6%, 11/15/2031	$659,000	$550,766
Extra Space Storage LP, 5.5%, 7/01/2030	528,000	533,391
Lexington Realty Trust Co., 2.375%, 10/01/2031	542,000	432,623
Prologis LP, REIT, 5.125%, 1/15/2034	655,000	657,839
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	517,000	415,897
		$2,590,516
Real Estate - Retail – 0.8%
NNN REIT, Inc., 5.6%, 10/15/2033	$413,000	$418,156
STORE Capital Corp., REIT, 2.7%, 12/01/2031	835,000	657,020
		$1,075,176
Retailers – 1.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$62,000	$47,616
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	543,000	417,650
Amazon.com, Inc., 3.6%, 4/13/2032	381,000	354,831
AutoZone, Inc., 4.75%, 8/01/2032	270,000	261,940
Home Depot, Inc., 3.3%, 4/15/2040	491,000	390,327
Home Depot, Inc., 3.9%, 6/15/2047	83,000	67,837
		$1,540,201
Specialty Chemicals – 0.6%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$260,000	$243,360
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	130,000	115,273
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	169,000	140,396
International Flavors & Fragrances, Inc., 5%, 9/26/2048	181,000	154,742
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	223,000	148,631
		$802,402
Specialty Stores – 0.3%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$509,000	$368,906
Telecommunications - Wireless – 3.9%
American Tower Corp., 5.2%, 2/15/2029	$359,000	$358,825
American Tower Corp. , 5.45%, 2/15/2034	521,000	521,849
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,009,000	791,958
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	656,000	645,061
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	356,000	305,233
Rogers Communications, Inc., 3.8%, 3/15/2032	425,000	381,947
Rogers Communications, Inc., 4.5%, 3/15/2042	336,000	291,820
Rogers Communications, Inc., 4.55%, 3/15/2052	188,000	158,189
T-Mobile USA, Inc., 2.05%, 2/15/2028	378,000	338,691
T-Mobile USA, Inc., 5.05%, 7/15/2033	418,000	413,462
T-Mobile USA, Inc., 3%, 2/15/2041	850,000	626,066
Vodafone Group PLC, 5.625%, 2/10/2053	661,000	656,927
		$5,490,028

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.9%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$493,000	$513,692
B.A.T. Capital Corp., 5.834%, 2/20/2031	267,000	269,291
Philip Morris International, Inc., 5.625%, 11/17/2029	211,000	217,303
Philip Morris International, Inc., 5.125%, 2/15/2030	191,000	190,998
		$1,191,284
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$392,000	$396,575
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	564,000	582,523
		$979,098
U.S. Treasury Obligations – 5.0%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$3,408,000	$2,534,833
U.S. Treasury Bonds, 3.875%, 5/15/2043	1,770,000	1,633,586
U.S. Treasury Bonds, 4.375%, 8/15/2043	634,000	626,471
U.S. Treasury Bonds, 4.75%, 11/15/2043	1,078,000	1,118,257
U.S. Treasury Bonds, 2.875%, 5/15/2052	911,000	689,300
U.S. Treasury Notes, 4.875%, 11/30/2025	340,000	340,491
		$6,942,938
Utilities - Electric Power – 8.1%
Adani Transmission Ltd., 4%, 8/03/2026	$415,000	$390,079
Adani Transmission Ltd., 4.25%, 5/21/2036	165,635	140,402
AEP Transmission Co. LLC, 5.4%, 3/15/2053	166,000	165,242
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	181,000	180,020
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	181,000	149,843
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	120,000	117,112
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	100,000	86,551
CenterPoint Energy, Inc., 2.65%, 6/01/2031	139,000	117,731
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	609,000	535,302
Duke Energy Florida LLC, 6.2%, 11/15/2053	272,000	299,877
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	600,000	589,861
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	294,000	238,020
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	296,000	361,784
Eversource Energy, 5.5%, 1/01/2034	373,000	373,041
FirstEnergy Corp., 4.15%, 7/15/2027	426,000	408,573
FirstEnergy Corp., 2.65%, 3/01/2030	328,000	281,955
FirstEnergy Corp., 3.4%, 3/01/2050	533,000	367,541
Florida Power & Light Co., 2.45%, 2/03/2032	204,000	171,705
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	235,260
Georgia Power Co., 4.7%, 5/15/2032	416,000	406,428
Georgia Power Co., 4.95%, 5/17/2033	411,000	405,235
Georgia Power Co., 5.125%, 5/15/2052	362,000	350,150
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	645,000	535,937
MidAmerican Energy Co., 5.85%, 9/15/2054	488,000	520,683
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	262,000	263,124
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	73,000	60,328
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	312,000	283,056
Pacific Gas & Electric Co., 5.45%, 6/15/2027	255,000	255,733
Pacific Gas & Electric Co., 2.5%, 2/01/2031	831,000	691,042
Pacific Gas & Electric Co., 6.4%, 6/15/2033	148,000	155,835
PPL Electric Utilities Corp., 4.85%, 2/15/2034	367,000	360,887
Southern California Edison Co., 4.5%, 9/01/2040	273,000	242,513
Southern California Edison Co., 3.65%, 2/01/2050	120,000	88,875
WEC Energy Group, Inc., 4.75%, 1/09/2026	759,000	751,994
Xcel Energy, Inc., 5.5%, 3/15/2034	781,000	776,617
		$11,358,336
Total Bonds		$136,482,264

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	1,984,046	$1,984,443

Other Assets, Less Liabilities – 0.7%		966,992
Net Assets – 100.0%		$139,433,699
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,984,443 and $136,482,264, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $46,127,142, representing 33.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.443% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038	2/14/22	$101,608	$102,103
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 3/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	28	$3,372,250	June – 2024	$47,369
U.S. Treasury Ultra Bond 30 yr	Long	USD	12	1,548,000	June – 2024	18,087
						$65,456
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	58	$11,860,094	June – 2024	$(5,597)
U.S. Treasury Note 5 yr	Short	USD	43	4,601,672	June – 2024	(8,917)
U.S. Treasury Ultra Note 10 yr	Short	USD	68	7,793,438	June – 2024	(52,382)
						$(66,896)
At March 31, 2024, the fund had liquid securities with an aggregate value of $150,989 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$6,942,938	$—	$6,942,938
Non - U.S. Sovereign Debt	—	2,639,567	—	2,639,567
Municipal Bonds	—	286,324	—	286,324
U.S. Corporate Bonds	—	79,866,115	—	79,866,115
Residential Mortgage-Backed Securities	—	507,763	—	507,763
Commercial Mortgage-Backed Securities	—	1,446,246	—	1,446,246
Asset-Backed Securities (including CDOs)	—	2,955,797	—	2,955,797
Foreign Bonds	—	41,837,514	—	41,837,514
Mutual Funds	1,984,443	—	—	1,984,443
Total	$1,984,443	$136,482,264	$—	$138,466,707
Other Financial Instruments
Futures Contracts – Assets	$65,456	$—	$—	$65,456
Futures Contracts – Liabilities	(66,896)	—	—	(66,896)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,505,110	$11,042,756	$10,563,580	$46	$111	$1,984,443
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,782	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
United States	67.9%
Canada	5.1%
United Kingdom	4.3%
Australia	3.8%
Japan	2.1%
Switzerland	2.0%
Italy	2.0%
Ireland	1.5%
Bermuda	1.4%
Other Countries	9.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.